Organization, Basis of Presentation and Significant Accounting Policies - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions					1 Months Ended	3 Months Ended
	Oct. 06, 2020	Sep. 15, 2020	Jun. 09, 2020	Nov. 05, 2019	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2019
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock issued and sold				100
Outstanding debt						$ 451.8	$ 662.1
Initial Public Offering
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Share price per share			$ 23.00
Proceeds from issuance of common stock			$ 362.6
IPO and Private Placement
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Proceeds from issuance of common stock			$ 462.6
First Lien Term Loan Facility
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Outstanding debt						$ 450.0	$ 511.1
Class A Common Stock
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock issued and sold					17,250,000
Stock exchange						7,856,373
Class A Common Stock | Subsequent Event [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock exchange	682,031
Class A Common Stock | Initial Public Offering
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock issued and sold			17,250,000
Share price per share			$ 23.00
Proceeds from issuance of common stock			$ 362.6
Payment for underwriting discounts and commissions and offering expenses			$ 34.2
Class A Common Stock | Underwriters Option [Member] | Searchlight Capital Partners, L.P. | Subsequent Event [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock issued and sold	1,473,070
Class A Common Stock | Underwriters Option [Member] | Former Equity Owner | Subsequent Event [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock issued and sold	26,930
Class A Common Stock | Follow On Offering [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock issued and sold		2,000,000
Class A Common Stock | Follow On Offering [Member] | Subsequent Event [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Proceeds from issuance of common stock	$ 91.8
Underwriting discounts and commissions and offering expenses	$ 5.2
Class A Common Stock | Follow On Offering [Member] | Searchlight Capital Partners, L.P.
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock issued and sold		7,856,373
Share price per share		$ 48.50
Class A Common Stock | Follow On Offering [Member] | Former Equity Owner
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock issued and sold		143,627
Class A Common Stock | Underwriters Option
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock issued and sold			2,250,000
Class C Common Stock
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock issued and sold			4,625,346		4,625,346
Stock exchange						(4,218,872)
Class C Common Stock | Searchlight Capital Partners, L.P.
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock exchange		4,218,872
Class C Common Stock | Searchlight Capital Partners, L.P. | Subsequent Event [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock exchange	791,039
Class C Common Stock | Private Placement
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock issued and sold			4,625,346
Proceeds from issuance of common stock			$ 100.0
Class B Common Stock
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock exchange						(3,637,501)
Class B Common Stock | Searchlight Capital Partners, L.P.
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock exchange		3,637,501
Class B Common Stock | Searchlight Capital Partners, L.P. | Subsequent Event [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock exchange	682,031